DLA Piper LLP (US) 2000 University Avenue East Palo Alto, California 94303 www.dlapiper.com Diane Holt Frankle Diane.frankle@dlapiper.com T 650.833.2026 F 650.687.1168

June 29, 2010

Mr. Max A. Webb

Assistant Director

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street NE

Washington, D.C. 20549

Re:	Rubio’s Restaurants, Inc.
Preliminary Proxy on Schedule 14A
Filed May 28, 2010
File No. 000-26125

Schedule 13E-3
Filed June 1, 2010
File No. 005-5787

Dear Mr. Webb:

This letter responds to the letter of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), dated June 24, 2010, to Daniel E. Pittard, President and Chief Executive Officer of Rubio’s Restaurants, Inc. (the “Company”) regarding the Preliminary Proxy Statement on Schedule 14 A, File No. 000-26125 (the “Preliminary Proxy Statement”), filed by the Company on May 28, 2010 and the Schedule 13E-3, File No. 005-5787, filed by Company, Mill Road Capital, L.P., MRRC Hold Co., MRRC Merger Co., Daniel Pittard and Ralph Rubio (collectively, the “Filing Parties”) on June 1, 2010 (the “Schedule 13E-3”).

This letter sets forth the comment of the Staff in the comment letter (numbered in accordance with the comment letter) and, following the comment, sets forth the Company’s response. We are enclosing copies of the amended Preliminary Proxy Statement and the amended Schedule 13E-3, together with copies that are marked to show the changes from the initial filings.

Schedule 13E-3

General

1.	We note disclosure on page 7 of the proxy statement indicating that Rosewood Capital, holding approximately 15.2% of the Company’s common stock, signed voting a agreement in which it agreed to vote all of its outstanding shares of common stock for the adoption of the merger agreement. Please tell us why you believe Rosewood Capital is not an affiliate engaged directly or indirectly, in the going private transaction. In responding to this comment, please consider section 201.05 of our Compliance and Disclosure Interpretations for Going Private Transactions.

Mr. Max A. Webb

Assistant Director

June 29, 2010

Page Two

Response: We respectfully advise the Staff that Rosewood Capital is not an affiliate “engaged, directly or indirectly, in the going private transaction” described in the Proxy Statement. Rosewood Capital is receiving no consideration or any other rights or benefits pursuant to the Merger different than any other unaffiliated shareholder of the Company. Rosewood Capital entered into a voting agreement pursuant to which Rosewood Capital agreed to vote its shares, representing approximately 15.2% of the Company’s outstanding Common Stock, in favor of the Merger merely to facilitate the Merger. We have reviewed the Staff’s positions in Section 201.05 of the Staff’s Compliance and Disclosure Interpretations (C&DI) for Going Private Transactions and we submit that it is entirely consistent with that C&DI not to treat Rosewood as a filing person. Although Rosewood may be deemed to be an affiliate of the Company, it is simply not “engaged in the going private transaction” based on Section 201.05 of the C&DI. Specifically, Rosewood will not receive any equity in, any compensation or other benefit from and no Rosewood Capital personnel will serve as a director or employee of the surviving corporation or any other Mill Road affiliate. Rosewood Capital will have no affiliation of any kind with the surviving corporation, nor is Rosewood in any position to “control” the surviving company within the meaning of Exchange Act Rule 12b-2. Rosewood Capital is simply not “on both sides of the transaction.” Accordingly, we respectfully submit that Rosewood is not an affiliate “engaged, directly or indirectly, in the going private transaction.”

Introduction, page 1

2.	We note the statement that “none of the Filing Persons, including the Company, takes responsibility for the accuracy of any information not supplied by such Filing Person.” This statement is inconsistent with the disclosures in the filing, including the signature pages, and operates as an implied disclaimer of responsibility for the filing. Please revise.

Response: We revised the disclosure in the Introduction, page 1 to eliminate the statement identified above.

3.	Please revise the last paragraph on this page to remove any indication that the filing does not constitute an admission by any filing person that it is an affiliate of Rubio’s. The identification of a filing person on the Schedule 13E-3 renders such a disclaimer inappropriate.

Response: We removed the last paragraph in the Introduction.

Item 13. Financial Statements, page 8

4.	It appears that you do not believe that pro forma financial information pursuant to Item 13 of Schedule 13E-3 is applicable. Please advise of your basis for not disclosing this financial information asset forth in Item 1010 of Regulation M.A.

Mr. Max A. Webb

Assistant Director

June 29, 2010

Page Three

Response: We revised the disclosure on page 90 of the proxy statement to disclose that the Company does not believe that pro forma financial information would be material to its stockholders in evaluating the proposed merger and merger agreement because (i) the proposed merger consideration is all-cash, and (ii) if the merger is completed, the Company’s common stock will cease to be publicly-traded.

Exhibit 99(c)(2)

5.	The language under “Disclaimer” stating that the materials are prepared exclusively for the benefit and use of the Special Committee and the Board” is an improper disclaimer. Please advise us how the filing persons intend to address this objectionable disclaimer and inappropriate limitation on reliance. See the following link to the SEC’s website for guidance on how to amend this filing in view of the cited statement: http://www.sec.gov/divisions/corpfin/guidance/cil111400ex regm-a.htm

Response: We respectfully advise the Staff that the materials supplied as Exhibit 99(c)(2) and the additional exhibits filed with Amendment No. 1 were initially prepared only for the benefit and use of the Special Committee and Board, and accordingly the disclaimer appears on these materials in their original form, as filed. We have added a footnote with respect to each of the exhibits containing the original disclaimer negating the disclaimer to avoid any confusion. Please see the Exhibit Index to Amendment No. 1 to Schedule 13e-3.

Schedule 14A

General

6.	Please revise to indicate that the form of proxy card is a preliminary copy. Refer to Rule 14a-6(e)(l).

Response: We have revised the form of proxy card to indicate that such form of proxy card is a preliminary copy.

Summary Term Sheet, page 1

7.	Please revise your summary term sheet to include a brief summary of the principal advantages and disadvantages of the going-private transaction and the accounting treatment of the transaction. Refer to Item 1001 of Regulation M-A and Section II.F.2. of Securities Act Release No. 7760 for a discussion of other issues that may be appropriately disclosed in the summary term sheet.

Response: We have revised the disclosure in the summary term sheet to include a brief summary of the principal benefits and risks of the going-private transaction and the accounting treatment of the transaction.

Mr. Max A. Webb

Assistant Director

June 29, 2010

Page Four

Background of the Merger, page 12

8.	We note the reference on page 25 to the March 29, 2010 meeting in which it appears Cowen reviewed, updated and provided a “preliminary valuation overview” to the Board. Any materials prepared by Cowen in connection with its fairness opinion, including any “board books” or draft fairness opinions provided or any summaries of presentations made to the Special Committee or the Board generally fall within the scope of Item 1015 of Regulation M-A and must be summarized in the disclosure document and (if written) filed as an exhibit to the Schedule 13E-3. In addition, each presentation, discussion, or report held with or presented by Cowen, whether oral or written, preliminary or final, is a separate report that requires a reasonably detailed description meeting the requirements of Item 1015 of Regulation M-A. To the extent applicable and not already disclosed or filed, please revise to summarize all the presentations made by Cowen, and file any additional written reports as exhibits pursuant to Item 9 of Schedule 13E-3.

Response: In response to this comment, we have revised the Proxy Statement to include a reasonably detailed discussion of all the presentations made by Cowen to our Board of Directors and our Special Committee in connection with its fairness opinion, and have filed those additional written reports as exhibits to the Schedule 13E-3. Please see the Exhibits to Amendment No. 1 to the Schedule 13E-3 and disclosure on pages 21, 23-34, and 28 of the Proxy Statement. We respectfully advise the Staff that the analyses of Cowen presented at Board meetings on October 22, 2009, November 20, 2009 and March 29, 2010, and a special committee meeting on November 9, 2009, respectively were each prior versions of the respective analyses set forth in the Cowen presentation dated May 8, 2010 and described in considerable detail in “Special Factors – Opinion of the Financial Advisor of the Rubio’s Special Committee” section. (Please be advised that the identical presentation to the Rubio’s special committee on November 9, 2009 was made to the Rubio’s Board on November 20, 2009.) Accordingly, with respect to such analyses we have included a cross-reference to the relevant summary and a statement that the analyses were based on information available as of the date on which they were performed by Cowen. We also advise the Staff that Cowen provided other materials and information to the Board and Special Committee; such materials and information were intended to facilitate discussions about the status of the process of the potential transaction, rather than to report on the underlying valuations or on the fairness of the consideration.

Fairness of the Merger, page 32

9.	We note the disclosure on pages 32, 45 and 46 regarding the separate determinations by the Board, Ralph Rubio and Daniel Pittard and Merger, Parent Sub and Mill Road that the merger was substantively and procedurally fair to “stockholders unaffiliated with Parent.” Similar references are found elsewhere throughout the proxy statement . Please note the staff considers officers and directors of the Company as affiliates when considering whether such references are sufficiently specific to satisfy Item 1014(a) of Regulation M-A. Please refer to the definition of “affiliate” in Exchange Act Rule 13e-3(a)(1). Please revise the disclosure here and throughout the filing to comply with the disclosure obligations set forth in Item 1014(a).

Mr. Max A. Webb

Assistant Director

June 29, 2010

Page Five

Response: In response to this comment, we have revised the disclosure to clarify that the determinations of fairness were to “our unaffiliated stockholders.” We have explained that throughout the Proxy Statement this phrase means stockholders “other than Parent, Merger Sub, Mill Road, and Messrs. Ralph Rubio and Daniel Pittard.” Please see the revised disclosure on page 1 of the Proxy Statement.

10.	Assuming the Company will revise the disclosure in response to the preceding comment, please address how the Board, or any filing person relying on the Special Committee’s recommendation or the opinion of Cowen, is able to reach the fairness determination as to unaffiliated security holders, given that the Special Committee’s recommendation addressed fairness with respect to “stockholders unaffiliated with Parent” and Cowen’s opinion addressed fairness with respect to “holders of [the Company’s] common stock, other than Mill Road and any holders of [the Company’s] common stock who contribute or otherwise transfer shares of [the Company’s] common stock to Parent or any of its affiliates in connection with the merger, and their respective affiliates.” Please note our discussion in the preceding comment regarding the status of directors and officers as affiliates.

Response: In response to this comment, we have provided additional disclosure that our special committee understood that Messrs. Pittard and Rubio either had agreed to or had the right to contribute or otherwise transfer shares of the Company’s common stock to Parent, and that therefore the opinion could be used by the special committee in considering the fairness to our unaffiliated stockholders. Please see the revised disclosure, for example, on pages 4, 5, 31-32 and 36 . Thus, we have clarified that the various fairness determinations were with respect to our unaffiliated holders as defined. Please see our response to Comment 9 above.

11.	The factors listed in paragraphs (c), (d) and (e) and in Instruction 2 to Item 1014 of Regulation M-A are generally relevant to a filing person’s fairness determination and should be discussed in reasonable detail. See Question Nos. 20 and 21 of the Exchange Act Release No. 34-17719 (April 13,1981). It appears that the Board expressly adopted the recommendation of the Special Committee in reaching the decision to approve the merger. Note that to the extent the Special Committee’s discussion and analysis does not address each of the factors listed in paragraphs (c), (d) and (e) and in Instruction 2 to Item 1014 of Regulation M-A, the Board must discuss any unaddressed factors in reasonable detail or explain in detail why the factors) were not deemed material or relevant. We note for example that the recommendation and analysis of the Special Committee does not appear to address the factors described in clauses (vi) or (viii) of Instruction 2 to Item 1014 or Item 1014(c) and (d) or explain in detail why such factors were not deemed material or relevant. If the procedural safeguards in Item 1014(c) and (d) were not considered, please explain why the Board believe the proposed merger is procedurally fair in the absence of such safeguards.

Response: In response to this comment, we have provided additional disclosure with respect to the factors listed in paragraphs (c) and (d) of Item 1014 of Regulation M-A, and items (vi) and (viii) of Instruction 2 to Item 1014 of Regulation M-A. Please see the revised disclosure on pages 39-40.

Mr. Max A. Webb

Assistant Director

June 29, 2010

Page Six

12.	The preceding comments applies equally to the fairness determinations of the other filing persons referenced in this filing. The analysis of Ralph Rubio and Daniel Pittard on page 45 does not appear to address the factors described in clauses (ii), (vi) or (viii) of Instruction 2 to Item 1014 or Item 1014(c) and (d). The analysis of Merger, Parent Sub and Mill Road on page 46 does not appear to address the factors described in clauses (vi) or (viii) of Instruction 2 of Item 1014(d).

Response: In response to this comment, we have provided additional disclosure with respect to the factors listed in paragraphs (c) and (d) of Item 1014 of Regulation M-A, and items (ii), (vi) and (viii) of Instruction 2 to Item 1014 of Regulation M-A in the analysis of Ralph Rubio and Daniel Pittard, and additional disclosure with respect to the factors listed in paragraphs (c) and (d) of Item 1014 of Regulation M-A, and items (vi) and (viii) of Instruction 2 to Item 1014 of Regulation M-A with respect to Mill Road, Parent and Merger Sub. Please see the revised disclosure on pages 49-50 and 52.

Opinion of the Special Committee’s Financial Advisor, page 36

13.	Please disclose that Cowen has consented to the use of the opinion in the document.

Response: We revised the disclosure to clarify that Cowen has consented to the use of its opinion in the proxy statement.

14.	Please revise the last bullet point on page 37 to clarify that all material analyses are discussed in the summary below.

Response: We have revised the disclosure on page 38 to clarify that all material analyses are discussed in the provided summary.

Analysis of Precedent Transactions, page 40

15.	Tell us whether any additional transactions that fit the criteria were not used and why not.

Response: We have revised the disclosure to further describe the criteria used to select the precedent transactions.

16.	We note the disclaimer in the carryover paragraph on page 42 by Cowen and the Filing Persons relating to the accuracy of the analyses performed by Cowen. While it may be acceptable to include qualifying language concerning subjective analyses, it is inappropriate to disclaim responsibility for statements made in the document. Please revise.

Response: We respectfully advise the Staff that the disclosure in the carryover paragraph on page 42 by Cowen and the Filing Persons does not and is not intended to disclaim responsibility with respect to statements made in the document. The disclosure merely explains to investors that the analyses are based in part on assumptions as to industry performance, business and economic conditions and other matters, which are uncertain, and beyond the company’s control, and accordingly future results could be materially different from those projections. This is appropriate and customary disclosure with regard to the nature of the date underlying certain of the analyses. We have revised the disclosure to clarify this point.

Mr. Max A. Webb

Assistant Director

June 29, 2010

Page Seven

Position of Merger Sub. Parent and Mill Road as to the Fairness of the Merger, page 46

17.	Please remove the word “only” from the third bullet point.

Response: In response to the Staff’s comment, we have removed “only” from the third bullet point as requested.

Effects of the Merger, page 47

18.	Please revise to discuss here, or in the tax consequences section, the tax effects to each filing party on the Schedule 13E-3. Refer to Item 1013(d) of Regulation M-A.

Response: In response to this comment, we have revised the Proxy Statement, under the heading Effects of the Merger, to discuss the tax effects to each filing party on the Schedule 13E-3 with respect to the transactions, including the pre-merger rollover of equity to Parent, the pre-merger cash purchases of Parent capital stock, the cancellation of Rubio’s stock held by Parent pursuant to the merger, the sale of shares by Messrs. Pittard and Rubio in the merger, the treatment of Mr. Pittard’s options and restricted stock units, and the consequences of the merger to Rubio’s and the Merger Sub.

19.	Please revise the disclosure in the carryover paragraph on page 49 to discuss the effect that the merger will have upon Mr. Pittard’s interest in the net book value and net earnings of the Company in terms of both dollar amounts and percentages. Please also disclose Mill Road’s and Mr. Rubio’s percentage interests in the net book value and net earnings of the Company prior to the merger. Refer to Instruction 3 to Item 1013.

Response: We have revised the disclosure on page 54 to discuss the effect that the merger will have upon Mr. Pittard’s interest in the net book value and net earnings of the Company in terms of both dollar amounts and percentages and to disclose Mill Road’s and Mr. Rubio’s percentage interests in the net book value and net earnings of the Company prior to the merger.

Litigation Proceedings Regarding the Merger, page 57

20.	Please provide us with a copy of the complaint for the action discussed.

Response: In its initial filing, the Company reported that a putative class action lawsuit had been filed in the Superior Court of California, San Diego County, against the Company, certain of its officers and directors, Merger Sub, Parent and Mill Road on May 12, 2010 (the “California Action”). On June 23, 2010, the plaintiff in this lawsuit filed a voluntary Request for Dismissal of the lawsuit without prejudice. The Company is currently waiting for an order from the court granting the plaintiff’s Request for Dismissal.

After the initial filing, a putative class action lawsuit was filed in the Court of Chancery of the State of Delaware against the Company, certain of its officers and directors, Merger Sub, Parent and Mill

Mr. Max A. Webb

Assistant Director

June 29, 2010

Page Eight

Road on June 1, 2010 (the “Delaware Action”). The plaintiffs in the lawsuit filed an amended complaint on June 4, 2010. The lawsuit generally alleges that certain of the Company’s officers and directors breached their fiduciary duties owed to the Company’s stockholders in the attempt to sell the Company to Merger Sub and Parent at an unfair price and through an unfair and self-serving process and by omitting material information and/or providing materially misleading information in the preliminary proxy statement. The lawsuit further alleges that Merger Sub, Parent and Mill Road aided and abetted such officers and directors in their alleged breaches of fiduciary duty. The lawsuit seeks to enjoin the merger and provide for other relief awards, including plaintiffs’ costs, disbursements, and reasonable attorneys’ and experts’ fees.

We have updated the disclosure to discuss the status of the California action, as well as to disclose the filing of the Delaware Action. We are also providing the Staff on a supplemental basis with a copy of the Complaint and Request for Dismissal filed in the California Action and the Amended Complaint filed in the Delaware Action.

Solicitation of Proxies, page 63

21.	We note that proxies may be solicited personal interview, mail, by telephone, or by other electronic means including by internet and facsimile. Please confirm that you will file all written soliciting materials, including any scripts to be used in soliciting proxies by personal interview or telephone.

Response: On behalf of the Company, we confirm that it will file all written soliciting materials, including any scripts to be used in soliciting proxies by personal interview or telephone.

Representations and Warranties, page 67

22.	We note the statement that “information concerning the subject matter of the representations and warranties may have changed… which subsequent information may or may not be fully reflected in our public disclosures.” Please note that investors are entitled to rely upon disclosure in your filings, including disclosure regarding representations and warranties in a merger agreement. Please be advised that, notwithstanding the inclusion of a general disclaimer, you are responsible for considering whether additional specific disclosure of material information regarding material contractual provisions are required to make the statements included the disclosure document not misleading.

Response: On behalf of the Company, we acknowledge that, notwithstanding the inclusion of a general disclaimer noted above, the Company is responsible for considering whether additional specific disclosure of material information regarding material contractual provisions are required to make the statements included the disclosure document not misleading.

Summarized Financial Data, page 80

Mr. Max A. Webb

Assistant Director

June 29, 2010

Page Nine

23.	In circumstances where the filing person elects to incorporate by reference the information required by Item 1010(a) and (b) of Regulation M-A, all of the summarized financial information required by Item 1010(c) must be disclosed in the document furnished to security holders. See Instruction 1 to Item 13 of Schedule 13E-3. In addition, please refer to telephone interpretation I.H.7 in the July 2001 supplement to our “Manual of Publicly Available Telephone Interpretations” that is available on the Commission’s website at http://www.sec.gov for guidance on complying with a similar instruction in the context of a tender offer. We note your disclosure does not appear to include all of the information required by Item 1010(c) of Regulation M-A, including ratio of earnings to fixed charges and, if material, summarized pro forma data disclosing the effects of the transaction. Please revise the disclosure to include such information.

Response: We have revised the disclosure to include all of the summarized financial information required by Item 1010(c). We revised the disclosure to provide that the Company does not believe that pro forma financial information would be material to its stockholders in evaluating the proposed merger and merger agreement because (i) the proposed merger consideration is all-cash, and (ii) if the merger is completed, the Company’s common stock will cease to be publicly-traded. The Company also believes that disclosure of a ratio of earnings to fixed charges is not applicable as the Company does not have any outstanding preferred equity and it currently has an immaterial amount of outstanding debt.

Ownership of Securities, page 95

24.	We note in footnote (1) Mr. Anderson’s disclaimer of beneficial ownership “except for his pecuniary interest therein.” Please note that beneficial ownership is not determined based on pecuniary interest. Refer to Rule 13d-3(a). Please revise.

Response: In response to the Staff’s comments, we have deleted the sentence in the disclosure in which Mr. Anderson disclaimed beneficial ownership of the shares held by Rosewood Capital.

Executive Compensation. page 100

25.	Please revise the footnotes to the summary compensation table to disclose each type of perquisite received by each named executive officer.

Response: We have revised the footnotes to the summary compensation table to disclose each type of perquisite received by each of the named executive officers.

Where You Can Find More Information, page 112

26.	We note that you incorporate by reference into your preliminary proxy statement your Forms 10-K and 10-Q, each of which include a discussion of forward-looking statements. Please note that the safe harbor provisions of the Private Securities Litigation Reform Act of 1995 are not available to statements made in connection with a going private transaction. Please revise to state that the safe harbor provisions in the periodic reports incorporated by reference to the proxy statement do not apply to any forward-looking statements you make in connection with the going- private transaction.

Mr. Max A. Webb

Assistant Director

June 29, 2010

Page Ten

Response: We have revised the disclosure to state that the safe harbor provisions in the periodic reports incorporated by reference to the Proxy Statement do not apply to any forward-looking statements being made with respect to the merger.

On behalf of the Filing Persons, each Filing Person acknowledges that:

•	the Filing Person is responsible for the adequacy and accuracy of its, his or her respective disclosures in the filings;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filings; and

•	the Filing Person may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you require any additional information on these issues, or if we can provide you with any other information that will facilitate your continued review of these filings, please advise us at your earliest convenience. You may reach me at (650) 833-2026.

Very truly yours,

DLA Piper LLP (US)

/s/ Diane Holt Frankle

Partner